Average Annual Total Returns - I Shares - SmartRetirement Blend 2035 Fund	Class I Life of Fund	Class I 1 Year	Class I 5 Years	Class I Inception Date	Class I Return After Taxes on Distributions Life of Fund	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares Life of Fund	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares 5 Years	S&P TARGET DATE 2035 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund	S&P TARGET DATE 2035 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	S&P TARGET DATE 2035 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) 5 Years	JPM SMARTRETIREMENT BLEND 2035 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund	JPM SMARTRETIREMENT BLEND 2035 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	JPM SMARTRETIREMENT BLEND 2035 COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) 5 Years
Total	9.67%	12.34%	10.16%	Jul. 02, 2012	8.66%	11.71%	9.08%	7.35%	7.41%	7.57%	9.99%	12.79%	10.47%	10.23%	12.55%	10.66%